Distribution Date:	07/17/23	WFRBS Commercial Mortgage Trust 2013-C14
Determination Date:	07/11/23
Next Distribution Date:	08/17/23
Record Date:	06/30/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: Investor Relations	(704) 374-6161
Certificate Interest Reconciliation Detail	5		301 South College Street | Charlotte, NC 28202-0901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15	Trust Administrator	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16		Don Simon	(203) 660-6100
Principal Prepayment Detail	17		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	19		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21
		Trustee	U.S. Bank Trust Company, National Association
Specially Serviced Loan Detail - Part 2	22		General Contact	(312) 332-7457
Modified Loan Detail	23		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92890PAA2	0.836000%	61,588,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890PAB0	2.133000%	48,158,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890PAC8	2.939000%	55,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	92890PBS2	5.878140%	55,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	92890PBU7	3.099000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92890PAD6	3.073000%	160,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4FL	92890PBC7	5.808140%	95,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4FX	92890PBE3	3.337000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92890PAE4	3.337000%	437,741,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92890PAF1	2.977000%	116,194,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92890PAG9	3.488000%	108,379,000.00	38,487,431.18	1,241,775.89	111,870.13	0.00	0.00	1,353,646.02	37,245,655.29	89.84%	22.62%
B	92890PAH7	3.841000%	102,868,000.00	102,868,000.00	0.00	329,263.32	0.00	0.00	329,263.32	102,868,000.00	61.79%	15.62%
C	92890PAJ3	3.848709%	53,271,000.00	53,271,000.00	0.00	170,853.79	0.00	0.00	170,853.79	53,271,000.00	47.27%	12.00%
D	92890PBG8	3.848709%	77,151,000.00	77,151,000.00	0.00	247,443.09	0.00	0.00	247,443.09	77,151,000.00	26.23%	6.75%
E	92890PBJ2	3.250000%	25,717,000.00	25,717,000.00	0.00	69,650.21	0.00	0.00	69,650.21	25,717,000.00	19.22%	5.00%
F	92890PBL7	3.250000%	16,532,000.00	16,532,000.00	0.00	44,774.17	0.00	0.00	44,774.17	16,532,000.00	14.71%	3.88%
G	92890PBN3	3.250000%	56,945,239.00	53,934,282.36	0.00	61,840.46	0.00	0.00	61,840.46	53,934,282.36	0.00%	0.00%
R	92890PBQ6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92890PBX1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,469,544,241.02	367,960,713.54	1,241,775.89	1,035,695.17	0.00	0.00	2,277,471.06	366,718,937.65

X-A	92890PAL8	0.360709%	1,137,060,000.00	38,487,431.18	0.00	11,568.95	0.00	0.00	11,568.95	37,245,655.29
X-B	92890PAM6	0.007709%	102,868,000.00	102,868,000.00	0.00	660.80	0.00	0.00	660.80	102,868,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-C	92890PBA1	0.598709%	99,194,239.00	96,183,282.36	0.00	47,988.13	0.00	0.00	47,988.13	96,183,282.36
Notional SubTotal			1,339,122,239.00	237,538,713.54	0.00	60,217.88	0.00	0.00	60,217.88	236,296,937.65

Deal Distribution Total					1,241,775.89	1,095,913.05	0.00	0.00	2,337,688.94

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890PAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890PAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890PAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	92890PBS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	92890PBU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92890PAD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4FL	92890PBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4FX	92890PBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92890PAE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92890PAF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92890PAG9	355.11889923	11.45771681	1.03221224	0.00000000	0.00000000	0.00000000	0.00000000	12.48992905	343.66118242
B	92890PAH7	1,000.00000000	0.00000000	3.20083330	0.00000000	0.00000000	0.00000000	0.00000000	3.20083330	1,000.00000000
C	92890PAJ3	1,000.00000000	0.00000000	3.20725704	0.00000000	0.00000000	0.00000000	0.00000000	3.20725704	1,000.00000000
D	92890PBG8	1,000.00000000	0.00000000	3.20725707	0.00000000	0.00000000	0.00000000	0.00000000	3.20725707	1,000.00000000
E	92890PBJ2	1,000.00000000	0.00000000	2.70833340	0.00000000	0.00000000	0.00000000	0.00000000	2.70833340	1,000.00000000
F	92890PBL7	1,000.00000000	0.00000000	2.70833353	0.00000000	0.00000000	0.00000000	0.00000000	2.70833353	1,000.00000000
G	92890PBN3	947.12540165	0.00000000	1.08596366	1.47916756	64.37553612	0.00000000	0.00000000	1.08596366	947.12540165
R	92890PBQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92890PBX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890PAL8	33.84819726	0.00000000	0.01017444	0.00000000	0.00000000	0.00000000	0.00000000	0.01017444	32.75610371
X-B	92890PAM6	1,000.00000000	0.00000000	0.00642377	0.00000000	0.00000000	0.00000000	0.00000000	0.00642377	1,000.00000000
X-C	92890PBA1	969.64585171	0.00000000	0.48377941	0.00000000	0.00000000	0.00000000	0.00000000	0.48377941	969.64585171

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	06/01/23 - 06/30/23	30	0.00	11,568.95	0.00	11,568.95	0.00	0.00	0.00	11,568.95	0.00
X-B	06/01/23 - 06/30/23	30	0.00	660.80	0.00	660.80	0.00	0.00	0.00	660.80	0.00
X-C	06/01/23 - 06/30/23	30	0.00	47,988.13	0.00	47,988.13	0.00	0.00	0.00	47,988.13	0.00
A-S	06/01/23 - 06/30/23	30	0.00	111,870.13	0.00	111,870.13	0.00	0.00	0.00	111,870.13	0.00
B	06/01/23 - 06/30/23	30	0.00	329,263.32	0.00	329,263.32	0.00	0.00	0.00	329,263.32	0.00
C	06/01/23 - 06/30/23	30	0.00	170,853.79	0.00	170,853.79	0.00	0.00	0.00	170,853.79	0.00
D	06/01/23 - 06/30/23	30	0.00	247,443.09	0.00	247,443.09	0.00	0.00	0.00	247,443.09	0.00
E	06/01/23 - 06/30/23	30	0.00	69,650.21	0.00	69,650.21	0.00	0.00	0.00	69,650.21	0.00
F	06/01/23 - 06/30/23	30	0.00	44,774.17	0.00	44,774.17	0.00	0.00	0.00	44,774.17	0.00
G	06/01/23 - 06/30/23	30	3,581,648.74	146,072.01	0.00	146,072.01	84,231.55	0.00	0.00	61,840.46	3,665,880.29
Totals			3,581,648.74	1,180,144.60	0.00	1,180,144.60	84,231.55	0.00	0.00	1,095,913.05	3,665,880.29

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92890PAG9	3.488000%	108,379,000.00	38,487,431.18	1,241,775.89	111,870.13	0.00	0.00	1,353,646.02	37,245,655.29
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92890PAH7	3.841000%	102,868,000.00	102,868,000.00	0.00	329,263.32	0.00	0.00	329,263.32	102,868,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92890PAJ3	3.848709%	53,271,000.00	53,271,000.00	0.00	170,853.79	0.00	0.00	170,853.79	53,271,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			264,518,000.03	194,626,431.18	1,241,775.89	611,987.24	0.00	0.00	1,853,763.13	193,384,655.29

Exchangeable Certificate Details
PEX	92890PAK0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

Additional Information

Total Available Distribution Amount (1)	2,337,688.94
Benchmark: LIBOR 1-Month
Current Period %	N/A
Next Period %	N/A
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,189,079.04	Master Servicing Fee	7,508.57
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	846.31
Interest Adjustments	0.00	Trustee Fee	104.26
Deferred Interest	0.00	Trust Advisor Fee	475.28
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,189,079.04	Total Fees	8,934.42

Principal		Expenses/Reimbursements
Scheduled Principal	570,363.10	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	34,664.29
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	49,567.26
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	666,163.88	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	5,248.88	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,241,775.86	Total Expenses/Reimbursements	84,231.55

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,095,913.05
Excess Liquidation Proceeds	0.00	Principal Distribution	1,241,775.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,337,688.94
Total Funds Collected	2,430,854.90	Total Funds Distributed	2,430,854.91

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	367,960,713.54	367,960,713.54	Beginning Certificate Balance	367,960,713.54
(-) Scheduled Principal Collections	570,363.10	570,363.10	(-) Principal Distributions	1,241,775.89
(-) Unscheduled Principal Collections	666,163.88	666,163.88	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	5,248.88	5,248.88	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.03	0.03	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	366,718,937.65	366,718,937.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	370,133,732.66	370,133,732.66	Ending Certificate Balance	366,718,937.65
Ending Actual Collateral Balance	369,086,633.90	369,086,633.90

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.40 or less	4	129,439,467.07	35.30%	(3)	4.0611	0.331772
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	2	114,989,336.48	31.36%	(25)	3.7119	1.762458
6,000,001 to 7,000,000	1	6,716,470.28	1.83%	(3)	4.5800	1.763400	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	1	12,500,000.00	3.41%	(1)	4.0800	(1.555700)	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	35,658,405.50	9.72%	(3)	4.3418	0.517413	2.76 or greater	1	122,290,134.10	33.35%	(2)	3.8400	3.375200
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	7	366,718,937.65	100.00%	(9)	3.8779	1.795277
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 90,000,000	1	81,281,061.57	22.16%	(3)	3.9350	0.540600
90,000,001 or greater	2	230,563,000.30	62.87%	(13)	3.7545	2.617826
Totals	7	366,718,937.65	100.00%	(9)	3.8779	1.795277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	18,127,689.68	4.94%	(3)	4.4500	0.527000
							Office	3	221,101,911.49	60.29%	(2)	3.9058	2.105776
Georgia	1	122,290,134.10	33.35%	(2)	3.8400	3.375200
							Retail	5	145,617,026.15	39.71%	(20)	3.8353	1.323822
Maryland	1	108,272,866.20	29.52%	(26)	3.6580	1.762400
							Totals	8	366,718,937.65	100.00%	(9)	3.8779	1.795277
Michigan	2	6,716,470.27	1.83%	(3)	4.5800	1.763400
New York	1	12,500,000.00	3.41%	(1)	4.0800	(1.555700)
North Carolina	1	81,281,061.57	22.16%	(3)	3.9350	0.540600
Ohio	1	17,530,715.82	4.78%	(2)	4.2300	0.507500
Totals	8	366,718,937.65	100.00%	(9)	3.8779	1.795277

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	1	108,272,866.20	29.52%	(26)	3.6580	1.762400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	203,571,195.67	55.51%	(2)	3.8779	2.243413	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	30,030,715.82	8.19%	(2)	4.1676	(0.351287)	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	18,127,689.68	4.94%	(3)	4.4500	0.527000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	6,716,470.28	1.83%	(3)	4.5800	1.763400	49 months or greater	7	366,718,937.65	100.00%	(9)	3.8779	1.795277
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	7	366,718,937.65	100.00%	(9)	3.8779	1.795277
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	366,718,937.65	100.00%	(9)	3.8779	1.795277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	366,718,937.65	100.00%	(9)	3.8779	1.795277	Interest Only	3	243,063,000.30	66.28%	(13)	3.7713	2.403194
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	4	123,655,937.35	33.72%	(3)	4.0874	0.600331
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	366,718,937.65	100.00%	(9)	3.8779	1.795277	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	366,718,937.65	100.00%	(9)	3.8779	1.795277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	6	354,218,937.65	96.59%	(10)	3.8707	1.913529			No outstanding loans in this group
	13 to 24 months	1	12,500,000.00	3.41%	(1)	4.0800	(1.555700)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	366,718,937.65	100.00%	(9)	3.8779	1.795277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	440000225	OF	Atlanta	GA	Actual/360	3.840%	394,574.46	1,014,384.69	0.00	05/01/23	05/01/43	--	123,304,518.80	122,290,134.10	07/01/23
4	310919320	RT	Baltimore	MD	Actual/360	3.658%	330,067.79	5,248.88	5,248.88	N/A	05/01/21	--	108,278,115.10	108,272,866.20	07/01/23
5	790913887	OF	Charlotte	NC	Actual/360	3.935%	267,056.36	159,251.66	0.00	04/01/23	05/01/23	--	81,440,313.23	81,281,061.57	05/01/23
14	440000219	OF	Columbus	OH	Actual/360	4.230%	61,957.96	46,011.38	0.00	N/A	05/01/23	--	17,576,727.20	17,530,715.82	12/01/22
16	416000095	RT	Mobile	AL	Actual/360	4.450%	67,223.52	0.00	0.00	04/01/23	06/01/23	--	18,127,689.68	18,127,689.68	06/01/23
28	440000232	RT	New York	NY	Actual/360	4.080%	42,500.00	0.00	0.00	06/01/23	06/01/43	--	12,500,000.00	12,500,000.00	12/01/20
38	416000091	RT	Various	MI	Actual/360	4.580%	25,698.95	16,879.25	0.00	04/01/23	05/01/23	--	6,733,349.53	6,716,470.28	06/01/23
Totals							1,189,079.04	1,241,775.86	5,248.88				367,960,713.54	366,718,937.65
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	16,895,659.31	4,235,179.99	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	13,198,599.00	0.00	--	--	02/13/23	49,802,376.04	1,888,730.51	0.00	0.00	0.00	0.00
5	6,133,008.00	0.00	--	--	07/11/23	0.00	0.00	424,061.62	698,630.23	0.00	0.00
14	1,337,203.67	0.00	--	--	05/11/23	5,754,824.62	20,189.84	87,441.15	709,912.72	770,073.03	0.00
16	1,000,354.00	0.00	--	--	07/11/23	0.00	0.00	819,501.25	819,501.25	0.00	0.00
28	(619,982.00)	(193,155.50)	01/01/22	03/31/22	07/11/23	4,320,731.40	148,394.67	27,368.26	1,166,786.29	667,560.12	0.00
38	1,010,206.83	0.00	--	--	--	0.00	0.00	42,185.42	42,185.42	0.00	0.00
Totals	38,955,048.81	4,042,024.49				59,877,932.06	2,057,315.02	1,400,557.70	3,437,015.91	1,437,633.15	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	440000225	666,163.88	Partial Liquidation (Curtailment)	0.00	0.00
Totals		666,163.88		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/23	0	0.00	0	0.00	1	12,500,000.00	0	0.00	0	0.00	0	0.00	1	666,163.88	0	0.00	3.877852%	3.754015%	(9)
06/16/23	0	0.00	0	0.00	1	12,500,000.00	0	0.00	0	0.00	0	0.00	1	663,704.58	0	0.00	3.877846%	3.754333%	(8)
05/17/23	0	0.00	0	0.00	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	2	126,845,067.13	3.934024%	3.827793%	(6)
04/17/23	0	0.00	0	0.00	3	47,509,478.79	0	0.00	0	0.00	1	17,343,269.02	0	0.00	4	91,934,945.48	3.956392%	3.881641%	(2)
03/17/23	0	0.00	1	17,709,671.63	2	29,884,610.35	0	0.00	0	0.00	0	0.00	0	0.00	2	10,128,313.98	3.981396%	3.910457%	(1)
02/17/23	0	0.00	1	17,759,213.16	2	29,932,233.64	0	0.00	0	0.00	0	0.00	0	0.00	4	78,661,212.33	3.987036%	3.917270%	0
01/18/23	1	17,802,337.49	0	0.00	2	29,973,235.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.990418%	3.924277%	1
12/16/22	0	0.00	1	17,845,305.31	2	30,014,080.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.990144%	3.923703%	2
11/18/22	0	0.00	1	17,890,211.65	2	30,056,931.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.991221%	3.924999%	3
10/17/22	1	17,932,860.55	0	0.00	2	30,097,457.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.991459%	3.925262%	4
09/16/22	0	0.00	0	0.00	2	30,140,000.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.991707%	3.925535%	5
08/17/22	0	0.00	0	0.00	2	30,180,209.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.991943%	3.925794%	6
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	790913887	05/01/23	1	5	424,061.62	698,630.23	0.00	81,590,155.28	01/09/23	2
14	440000219	12/01/22	6	5	87,441.15	709,912.72	1,422,710.67	17,845,305.31	08/31/22	2
16	416000095	06/01/23	0	5	819,501.25	819,501.25	450.00	18,127,689.68	09/02/20	1
28	440000232	12/01/20	30	6	27,368.26	1,166,786.29	798,587.23	12,500,000.00	11/06/20	2
38	416000091	06/01/23	0	5	42,185.42	42,185.42	0.00	6,733,349.53
Totals					1,400,557.70	3,437,015.91	2,221,747.90	136,796,499.80
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 - TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		231,928,804	108,272,866	123,655,937		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		134,790,134	122,290,134	12,500,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-23	366,718,938	255,407,160	81,281,062	0	30,030,716	0
Jun-23	367,960,714	249,710,324	81,440,313	6,733,350	30,076,727	0
May-23	445,965,753	327,505,775	0	88,339,464	30,120,514	0
Apr-23	862,762,650	815,253,171	0	0	47,509,479	0
Mar-23	958,524,502	910,930,220	0	17,709,672	29,884,610	0
Feb-23	1,000,729,859	953,038,412	0	17,759,213	29,932,234	0
Jan-23	1,086,704,255	1,038,928,682	17,802,337	0	29,973,235	0
Dec-22	1,089,914,540	932,055,154	0	17,845,305	140,014,081	0
Nov-22	1,096,591,460	1,048,644,317	0	17,890,212	30,056,932	0
Oct-22	1,098,112,108	940,081,790	17,932,861	0	140,097,458	0
Sep-22	1,099,702,965	959,562,964	0	0	140,140,001	0
Aug-22	1,101,212,497	961,032,288	0	0	140,180,209	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	310919320	108,272,866.20	110,000,000.00	100,000,000.00	01/11/23	12,419,317.00	1.76240	12/31/22	05/01/21	I/O
5	790913887	81,281,061.57	81,590,155.28	239,500,000.00	06/01/23	5,377,588.00	0.54060	12/31/22	05/01/23	238
14	440000219	17,530,715.82	17,845,305.31	14,700,000.00	04/07/23	657,591.67	0.50750	12/31/22	05/01/23	237
16	416000095	18,127,689.68	18,127,689.68	23,500,000.00	04/15/23	682,824.00	0.52700	12/31/22	06/01/23	214
28	440000232	12,500,000.00	12,500,000.00	11,500,000.00	05/01/23	(201,116.50)	(1.55570)	03/31/22	06/01/43	I/O
Totals		237,712,333.27	240,063,150.27	389,200,000.00		18,936,204.17

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	310919320	RT	MD	08/27/20	13
	Receiver was appointed on 1/26/23 and lender is evaluating collateral, including leasing.

5	790913887	OF	NC	01/09/23	2
	The loan transferred 1/9/2023. PNL executed. Borrower has expressed interest to convey title back to the Lender. Special Servicer is evaluating all options.

14	440000219	OF	OH	08/31/22	2

Loan transferred to special servicing due to imminent monetary default and has since gone into payment default. A pre-negotiation letter has been signed and Lender is in discussions with Borrower regarding the Loan and property. Borrower

	has communicated that they would like to transition title to the Lender. Receivership motion and foreclosure filed. Receiver appointed and foreclosure scheduled for 7/7/23.

16	416000095	RT	AL	09/02/20	1

Loan transferred to special servicing due to the impacts of COVID-19. The Borrower signed the pre-negotiation letter and discussion regarding relief ensued. Borrower has continued to work on stabilizing asset with the lease up of vacant space.

Leases appr oved to increase occupancy to 63%, then 69% and subsequently 74%. Borrower and Special Servicer are working to document a modification. Draft documents circulating for comment. Modification Agreement signed and finalized.

	Special Servicer remains in discu ssion with Borrower regarding maturity,

28	440000232	RT	NY	11/06/20	2

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Lender has filed a complaint with the intent to foreclose and a receiver was appointed on 8/23/2022. A response is pending from the

	court with respe ct to lender's motion for summary judgment in the foreclosure matter.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
16	416000095	0.00	4.45000%	0.00	4.45000%	8	03/31/23	03/01/23	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	416000094 12/16/16	14,089,775.33	22,600,000.00	15,338,417.24	568,292.52	15,338,417.24	14,770,124.72	125,268.43	0.00	0.00	125,268.43	0.83%
30	440000233 10/18/21	8,180,530.74	7,600,000.00	6,225,892.52	1,054,252.29	6,225,892.52	5,171,640.23	3,008,890.51	0.00	123,202.16	2,885,688.35	24.04%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,270,306.07	30,200,000.00	21,564,309.76	1,622,544.81	21,564,309.76	19,941,764.95	3,134,158.94	0.00	123,202.16	3,010,956.78

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	416000094	12/16/16	0.00	0.00	125,268.43	0.00	0.00	125,268.43	0.00	0.00	125,268.43
30	440000233	06/16/23	0.00	0.00	2,885,688.35	0.00	0.00	(123,202.16)	0.00	0.00	2,885,688.35
		10/18/21	0.00	0.00	3,008,890.51	0.00	0.00	3,008,890.51	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,010,956.78	0.00	0.00	3,010,956.78	0.00	0.00	3,010,956.78

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	22,557.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	16,966.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,661.82	0.00	0.00	20,189.84	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,776.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,604.17	0.00	0.00	14,474.45	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	49,567.26	0.00	0.00	34,664.29	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		84,231.55

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27